SEGMENTED DISCLOSURE (Tables)	12 Months Ended
Mar. 31, 2025
Operating segments [Abstract]
Disclosure of geographical areas
Geographic segmentation of revenues is determined based on revenues by customer location. Non-current assets represent property, plant and equipment, right-of-use assets and intangible assets that are attributable to individual geographic segments, based on location of the respective operations.

As at	March 31, 2025
	Right-of-use assets	Property, plant and equipment	Intangible assets
Canada	$32,751	$67,254	$84,269
United States	22,935	145,788	450,892
Germany	24,485	55,700	46,256
Italy	18,662	44,539	135,217
Other Europe	19,959	9,169	33,724
Other	3,499	2,598	8,173
Total Company	$122,291	$325,048	$758,531

As at	March 31, 2024
	Right-of-use assets	Property, plant and equipment	Intangible assets
Canada	$30,483	$62,895	$28,558
United States	11,273	143,642	434,039
Germany	24,849	35,158	38,945
Italy	16,819	39,439	133,447
Other Europe	17,627	13,581	34,672
Other	4,610	2,262	9,886
Total Company	$105,661	$296,977	$679,547

Revenues from external customers for the years ended	March 31 2025	March 31 2024
Canada	$131,465	$113,386
United States	1,036,378	1,488,331
Germany	251,138	284,335
Italy	87,842	117,117
Other Europe	599,078	588,604
Other	427,387	441,110
Total Company	$2,533,288	$3,032,883